Intangible assets - Summary of Breakdown for Intangible Assets (Detail) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 614,363
Ending balance	552,184
Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance	275,630
Ending balance	249,612
Brand
Disclosure of detailed information about intangible assets [line items]
Beginning balance	173,192
Ending balance	153,523
Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	106,057
Ending balance	92,725
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	59,230
Ending balance	55,802
Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	254
Ending balance	522
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	797,634
Additions	6,994
Disposals	(1,028)
Exchange differences	(61,620)
Other movements and reclassifications	65
Ending balance	742,045
Gross carrying amount | Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance	275,630
Additions	0
Disposals	0
Exchange differences	(26,018)
Other movements and reclassifications	0
Ending balance	249,612
Gross carrying amount | Brand
Disclosure of detailed information about intangible assets [line items]
Beginning balance	173,192
Additions	0
Disposals	0
Exchange differences	(19,669)
Other movements and reclassifications	0
Ending balance	153,523
Gross carrying amount | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	153,324
Additions	527
Disposals	(2)
Exchange differences	(12,483)
Other movements and reclassifications	32
Ending balance	141,398
Gross carrying amount | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	195,234
Additions	6,091
Disposals	(1,026)
Exchange differences	(3,441)
Other movements and reclassifications	132
Ending balance	196,990
Gross carrying amount | Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	254
Additions	376
Disposals	0
Exchange differences	(9)
Other movements and reclassifications	(99)
Ending balance	522
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(183,271)
Disposals	970
Exchange differences	4,123
Amortization	(11,772)
Other movements and reclassifications	128
Ending balance	(189,861)
Accumulated amortization | Brand
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Disposals	0
Exchange differences	0
Amortization	0
Other movements and reclassifications	0
Ending balance	0
Accumulated amortization | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(47,267)
Disposals	2
Exchange differences	1,127
Amortization	(2,504)
Other movements and reclassifications	(31)
Ending balance	(48,673)
Accumulated amortization | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(136,004)
Disposals	968
Exchange differences	2,996
Amortization	(9,268)
Other movements and reclassifications	159
Ending balance	(141,188)
Accumulated amortization | Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Disposals	0
Exchange differences	0
Amortization	0
Other movements and reclassifications	0
Ending balance	0
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Impairment	(39)
Accumulated amortization | Brand
Disclosure of detailed information about intangible assets [line items]
Impairment	0
Accumulated amortization | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Impairment	0
Accumulated amortization | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Impairment	(39)
Accumulated amortization | Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Impairment	€ 0